STOCK-BASED COMPENSATION - Stock Options (Details) $ / shares in Units, $ / shares in Units, shares in Millions	Dec. 31, 2019 USD ($) shares year $ / shares	Dec. 31, 2019 CAD ($) shares year $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Closing market share price (in dollars per share) | (per share)	$ 18.59	$ 24.12
Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.2	0.2	0.3	0.3	0.3	0.3
Stock options outstanding, average price (in dollars per share)		$ 10		$ 13		$ 13
United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.1	0.1	0.5	0.5	0.7	0.7
Stock options outstanding, average price (in dollars per share)	$ 32		$ 37		$ 40
$9 - $17 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)		$ 9
$9 - $17 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)		$ 17
$9 - $17 | Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.2	0.2
Stock options outstanding, average price (in dollars per share)		$ 10
Stock options outstanding, average life | year	2.6	2.6
Stock options outstanding, intrinsic value		$ 0
Stock options exercisable (in shares) | shares	0.2	0.2
Stock options exercisable, average price (in dollars per option)		$ 10
Stock options exercisable, intrinsic value		$ 0
$32 - $41 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)	$ 32
$32 - $41 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)	$ 41
$32 - $41 | United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.1	0.1
Stock options outstanding, average price (in dollars per share)	$ 32
Stock options outstanding, average life | year	0.1	0.1
Stock options outstanding, intrinsic value	$ 0
Stock options exercisable (in shares) | shares	0.1	0.1
Stock options exercisable, average price (in dollars per option)	$ 32
Stock options exercisable, intrinsic value	$ 0